Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Adjustments for interest income	£ 27,498	£ 27,626	£ 23,847
Adjustments for interest expense	£ 14,493	£ 14,420	£ 9,623